Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents (Note 27)	$ 862,800	$ 399,600
Investments (Note 11)	24,500	41,300
Trade and other receivables	165,200	138,000
Income tax receivables	30,600	62,900
Inventories (Note 12)	605,700	711,600
Other assets (Note 13)	31,600	36,600
Current assets	1,720,400	1,390,000
Non-current assets
Mineral properties, plant and equipment (Note 14)	5,325,100	5,675,100
Long-term inventories (Note 12)	29,400	27,800
Long-term tax receivables	11,100	14,700
Deferred tax assets (Note 29)	44,500	80,400
Other long-term assets (Note 16)	72,200	25,100
Total assets	7,202,700	7,213,100
Current liabilities
Accounts payable and accrued liabilities (Note 17)	489,400	498,000
Derivative liabilities (Note 10)	12,800	100
Provisions (Note 18)	35,300	41,600
Lease obligations (Note 19)	40,600	45,700
Debt (Note 20)	6,800	6,700
Income tax payables	102,100	32,100
Current liabilities	687,000	624,200
Non-current liabilities
Long-term provisions (Note 18)	427,100	432,400
Long-term lease obligations (Note 19)	53,900	52,200
Long-term debt (Note 20)	702,000	697,000
Other long-term liabilities (Note 21)	94,400	93,200
Deferred tax liabilities (Note 29)	521,700	541,600
Total liabilities	2,486,100	2,440,600
Equity (Note 22)
Issued capital	5,939,700	5,966,500
Share option reserve	94,200	94,000
Investment revaluation reserve	(30,900)	(30,300)
Deficit	(1,299,500)	(1,269,500)
Total equity attributable to Company shareholders	4,703,500	4,760,700
Non-controlling interests	13,100	11,800
Total equity	4,716,600	4,772,500
Total liabilities and equity	$ 7,202,700	$ 7,213,100